Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Apollo’s indirect subsidiary, Apollo Asset Management Europe PC LLP (“AAME”), serves as the investment manager for the Company and certain of the Company’s subsidiaries, and Apollo’s indirect subsidiary, Apollo Management Holdings, L.P. (“AMH”), provides the Company with management consulting services and advisory services.
Additionally, certain employees of Apollo and its affiliates serve on the Board.
A description of relationships and transactions that have existed or that the Company and certain of the Company’s subsidiaries has entered into with Apollo and its affiliates are described below.
Investment Management Relationships
AAME provides centralized asset management investment advisory and risk services for the portfolio of the Company’s investments and investments of such subsidiaries pursuant to the investment management agreements (“IMAs”) that have been entered into with AAME.
In addition, pursuant to the IMAs, AAME may engage sub-advisors or delegates to provide certain of the investment advisory and management services to the Company’s subsidiaries. Such sub-advisors may include affiliates of AAME.
Under each of the IMAs, AAME will be paid an annual investment management fee (the “Management Fee”) which will be based on a cost-plus structure. The “cost” is comprised of the direct and indirect fees, costs, expenses and other liabilities arising in or otherwise connected with the services provided under the IMAs. The “plus” component will be a mark-up in an amount of up to 25% determined based on an applicable transfer pricing study. The Management Fee will be subject to certain maximum threshold levels, including an annual fee cap of 15 bps of the total amount of investable assets. Affiliated sub-advisors, including AMI and AMC, will also earn additional fees for sub-advisory services rendered.
During the year ended December 31, 2022, the Company recognized IMA fees of $4.9 million (2021 — $5.8 million; 2020 — $5.3 million), of which $4.5 million (2021 — $3.2 million) remains payable to AAME at year end.
Management Consulting Agreement
As previously disclosed, the Company entered into a Management Consulting Agreement, dated March 28, 2019 (the “Management Consulting Agreement”), with AMH. Pursuant to the Management Consulting Agreement, AMH will provide the Company management consulting and advisory services related to the business and affairs of the Company and its subsidiaries. The Company will pay AMH in consideration for its services under the Management Consulting Agreement, an annual management consulting fee equal to the greater of (i) 1% of the consolidated net income of the Company and its subsidiaries for the applicable fiscal year, or (ii) $5 million.
During the year ended December 31, 2022, the Company recognized Management Consulting fees of $5.0 million (2021 — $5.0 million; 2020 — $5.0 million), of which $1.3 million remains payable to AMH at year end (2021 — $Nil).
Related Party Investments
During the year, the Company bought or held the following securities or investments in Apollo:
Apollo Real Estate Fund. As at December 31, 2022, the Company’s investment in Apollo Real Estate Fund had a fair value of $25.3 million. This investment is included in other investments on the consolidated balance sheet. Income earned on this investment was $1.6 million and is included in net investment income on the consolidated statement of operations and other comprehensive income.
Apollo Origination Partnership (“AOP”) Fund. As at December 31, 2022, the Company’s investment in the AOP Fund had a fair value of $12.7 million. This investment is included in other investments on the consolidated balance sheet. The Company incurred gains of $1.5 million and is included in net investments income on the consolidated statement of operations and other comprehensive income.
AOP Class A notes; AOP Class B notes. As at December 31, 2022, the Company’s investment in AOP Class A notes had a fair value of $30.0 million. As at December 31, 2022, the Company’s investment in AOP Class B notes had a fair value of $14.8 million. The Company incurred losses of $0.2 million and $0.2 million on AOP Class A and B notes, respectively, and is included in realized and unrealized investment losses on the consolidated statement of operations and other comprehensive income. These investments are included in privately-held investments on the consolidated balance sheet.
In 2022 there were no expenses incurred relating to any of these investments. The above transactions were entered into at arm’s length.
Other Payables to Related Parties
As at year end December 31, 2022, the Company had an intercompany payable balance of $2.0 million (2021 — $0.6 million), due to its parent, Highlands Bermuda Holdco, Ltd.Related Party Transactions
Apollo’s indirect subsidiary, Apollo Asset Management Europe PC LLP (“AAME”), serves as the investment manager for the Company and certain of the Company’s subsidiaries, and Apollo’s indirect subsidiary, Apollo Management Holdings, L.P. (“AMH”), provides the Company with management consulting services and advisory services.
Additionally, certain employees of Apollo and its affiliates serve on the Board.
A description of relationships and transactions that have existed or that the Company and certain of the Company’s subsidiaries has entered into with Apollo and its affiliates are described below.
Investment Management Relationships
AAME provides centralized asset management investment advisory and risk services for the portfolio of the Company’s investments and investments of such subsidiaries pursuant to the investment management agreements (“IMAs”) that have been entered into with AAME.
In addition, pursuant to the IMAs, AAME may engage sub-advisors or delegates to provide certain of the investment advisory and management services to the Company’s subsidiaries. Such sub-advisors may include affiliates of AAME.
Under each of the IMAs, AAME will be paid an annual investment management fee (the “Management Fee”) which will be based on a cost-plus structure up to 25% based on an applicable transfer pricing study. The Management Fee will be subject to certain maximum threshold levels, including an annual fee cap of 15 bps of the total amount of investable assets. Affiliated sub-advisors, including AMI and AMC, will also earn additional fees for sub-advisory services rendered.
During the six months ended June 30, 2023, the Company recognized IMA fees of $5.2 million (June 30, 2022 — $0.6 million), of which $2.4 million (December 31, 2022 — $4.5 million) remains payable to AAME as at June 30, 2023.
Management Consulting Agreement
As previously disclosed, the Company entered into a Management Consulting Agreement, dated March 28, 2019 (the “Management Consulting Agreement”), with AMH. Pursuant to the Management Consulting Agreement,
AMH will provide the Company management consulting and advisory services related to the business and affairs of the Company and its subsidiaries. The Company will pay AMH in consideration for its services under the Management Consulting Agreement, an annual management consulting fee equal to the greater of (i) 1% of the consolidated net income of the Company and its subsidiaries for the applicable fiscal year, or (ii) $5 million.
During the six months ended June 30, 2023, the Company recognized Management Consulting fees of $2.5 million (June 30, 2022 — $2.5 million), of which $2.5 million remains payable to AMH as at June 30, 2023 (December 31, 2022 — $1.3 million).
Related Party Investments
During the six months ended June 30, 2023, the Company bought or held the following securities or investments in Apollo originated and managed investments:
Apollo U.S. Real Estate Fund II LP. As at June 30, 2023, the Company’s investment in Apollo U.S. Real Estate Fund II LP had a fair value of $22.9 million (December 31, 2022 — $25.3 million). This investment is included in other investments on the consolidated balance sheet. The Company incurred losses of $1.3 million (June 30, 2022 — $Nil) and is included in net investment income on the consolidated statement of operations and other comprehensive income.
Apollo Origination Partnership (“AOP”) Fund. As at June 30, 2023, the Company’s investment in the AOP Fund had a fair value of $12.6 million (December 31, 2022 —$12.7 million). This investment is included in other investments on the consolidated balance sheet. The Company incurred losses of $0.4 million (June 30, 2022 — $0.2 million) and is included in net investments income on the consolidated statement of operations and other comprehensive income.
AOP Class A notes; AOP Class B notes. As at June 30, 2023, the Company’s investment in AOP Class A notes had a fair value of $28.6 million (December 31, 2022 —$30.0 million). As at June 30, 2023, the Company’s investment in AOP Class B notes had a fair value of $14.0 million (December 31, 2022 —$14.8 million). The Company earned income of $1.3 million (June 30, 2022 — $0.5 million) and $0.7 million (June 30, 2022 — $0.3 million) on AOP Class A and B notes, respectively, and is included in realized and unrealized investment losses on the consolidated statement of operations and other comprehensive income. These investments are included in privately-held investments on the consolidated balance sheet.
During the six months ended June 30, 2023, there were no expenses incurred relating to any of these investments (June 30, 2022 — $Nil). The above transactions were entered into at arm’s length.
Other Payables to Related Parties
As at June 30, 2023, the Company had an intercompany payable balance of $2.2 million (December 31, 2022 — $2.0 million), due to its parent, Highlands Bermuda Holdco, Ltd.